SCHEDULE OF NON CONVERTIBLE NOTES PAYABLE (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Notes Payable	$ 2,607,636	$ 2,607,636	$ 2,909,119
PPP Loans Payable	471,300	471,300	1,283,624
Less current portion	(2,607,636)	(2,607,636)	(2,909,119)
Long term portion	$ 471,300	$ 471,300	$ 1,283,624